Feb. 28, 2018

GOLDMAN SACHS TRUST II

Active Equity Multi-Manager Funds

Institutional Shares of the

Multi-Manager International Equity Fund

Multi-Manager U.S. Dynamic Equity Fund

Multi-Manager U.S. Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 28, 2018 to the

Prospectus and Statement of Additional Information (the “SAI”), each dated February 28, 2018

The above referenced Prospectus and SAI reflect a change to each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments, which will be effective on March 30, 2018 (the “Effective Date”).

The Multi-Manager International Equity Fund currently invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity investments in companies that are domiciled outside the U.S. or whose securities are principally traded outside the U.S. On the Effective Date, the Multi-Manager International Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in non-U.S. issuers.

The Multi-Manager U.S. Dynamic Equity Fund currently invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers domiciled in the U.S. or whose securities are principally traded in the U.S. On the Effective Date, the Multi-Manager U.S. Dynamic Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of equity investments in U.S. issuers.

The Multi-Manager U.S. Small Cap Equity Fund currently invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in small capitalization issuers domiciled in the U.S. or whose securities are principally traded in the U.S. On the Effective Date, the Multi-Manager U.S. Small Cap Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of equity investments in small capitalization U.S. issuers.

The Funds’ investment objectives, other investment policies and strategies, fees and expenses, and portfolio management teams will otherwise remain the same.